Acquisition of Airtronic and Notes Receivable from Airtronic (Details) (USD $)	12 Months Ended		0 Months Ended				0 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 02, 2013 Airtronic [Member]	Jun. 30, 2014 Airtronic [Member]	May 14, 2014 Airtronic [Member]	Dec. 31, 2013 Airtronic [Member]	Aug. 12, 2014 Subsequent Event [Member] Airtronic [Member]	Oct. 10, 2013 Bridge Loan [Member] Airtronic [Member]	Aug. 05, 2013 Bridge Loan [Member] Airtronic [Member]	Mar. 31, 2013 Bridge Loan [Member] Airtronic [Member]	Oct. 22, 2012 Bridge Loan [Member] Airtronic [Member]	Jun. 26, 2013 Bridge Loan [Member] Airtronic [Member]
Acquisition of Airtronic and Notes Receivable from Airtronic (Textual)
Business acquisition, percentage of acquired interests											70.00%
Note purchase agreement description											On October 22, 2012, we entered into a Debtor In Possession Note Purchase Agreement (''Bridge Loan") with Airtronic. We agreed to lend Airtronic a maximum of $2,000,000, with an initial advance of $750,000 evidenced by an 8¼% Secured Promissory Note made by Airtronic in favor of the Company (the "Original Note") and a Security Agreement pledging all of Airtronic's assets.
Agreed to lend bridge loan				$ 2,000,000		$ 2,000,000		$ 200,000	$ 550,000		$ 2,000,000	$ 550,000
Advance on bridge loan										700,000	750,000
Principal amount of secured promissory note											750,000
Interest rate of secured promissory note	8¼							8¼	8¼		8¼
Description of close the merger			Under the terms of the Plan, Airtronic needed to close the Merger with the Company within 60 days following the confirmation date
Legal fees and expenses							414,760.83
Total amount of accrued interest					1,509,055.63
Total accrued interest receivable	$ (23,782)				$ 1,509,055.63